Shareholder Report, Average Annual Return (Details)			12 Months Ended		60 Months Ended	71 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2018	Dec. 19, 2014	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000142876
Average Annual Return [Line Items]
Line Graph and Table Measure Name			North Star Bond Fund
C000125620
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Star Dividend Fund
C000125617
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Star Micro Cap Fund
C000106068
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Star Opportunity Fund
Average Annual Return, Percent			14.13%		6.41%			5.66%
C000106067
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Star Opportunity Fund
C000241411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Star Small Cap Value Fund
C000241410
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Star Small Cap Value Fund
Without Sales Load [Member] | C000142876
Average Annual Return [Line Items]
Average Annual Return, Percent			6.58%		1.64%		2.15%
Without Sales Load [Member] | C000125620
Average Annual Return [Line Items]
Average Annual Return, Percent			21.91%		6.86%			6.76%
Without Sales Load [Member] | C000125617
Average Annual Return [Line Items]
Average Annual Return, Percent			30.50%		12.41%			7.62%
Without Sales Load [Member] | C000106068
Average Annual Return [Line Items]
Average Annual Return, Percent			21.07%		7.68%			6.28%
Without Sales Load [Member] | C000106067
Average Annual Return [Line Items]
Average Annual Return, Percent			21.42%		7.95%			6.48%
Without Sales Load [Member] | C000241411
Average Annual Return [Line Items]
Average Annual Return, Percent			32.98%		11.10%	12.42%
Without Sales Load [Member] | C000241410
Average Annual Return [Line Items]
Average Annual Return, Percent			32.75%		10.85%			7.49%
Bloomberg Ba to B U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Ba to B U.S. High Yield Index
Average Annual Return, Percent			10.96%		4.35%		5.13%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Average Annual Return, Percent			31.75%		11.72%			8.07%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Average Annual Return, Percent			31.75%		11.72%			8.07%
S&P Target Risk Aggressive Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Aggressive Index
Average Annual Return, Percent			22.04%		9.21%			8.11%
S&P Target Risk Aggressive Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Aggressive Index
Average Annual Return, Percent			22.04%		9.21%			8.11%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Value TR USD
Average Annual Return, Percent			31.75%		11.72%	12.62%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Average Annual Return, Percent			31.75%		11.72%			8.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.88%		(0.01%)		1.54%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			33.89%		15.77%			13.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			33.89%		15.77%			13.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			33.89%		15.77%			13.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			33.89%		15.77%	17.94%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			33.89%		15.77%			13.35%